Net Loss Per Share	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Earnings Per Share [Abstract]
Net Loss Per Share

Note 15 — Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSAs, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSAs, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net loss per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net loss per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

	Three months ended December 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(9,803)	$(322)	$(18,754)	$(1,085)
Denominator:
Weighted-average shares outstanding	61,053,860	2,004,901	36,324,198	2,101,368
Basic net loss per share	$(0.16)	$(0.16)	$(0.52)	$(0.52)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(9,803)	$(322)	$(18,754)	$(1,085)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(322)	—	(1,085)	—
Allocation of net loss	$(10,125)	$(322)	$(19,839)	$(1,085)

Denominator:
Number of shares used in basic earnings per share calculation	61,053,860	2,004,901	36,324,198	2,101,368
Conversion of Class B to Class A Common Stock	2,004,901	—	2,101,368	—
Number of shares used in per share computation	63,058,761	2,004,901	38,425,566	2,101,368
Diluted net loss per share	$(0.16)	$(0.16)	$(0.52)	$(0.52)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, PIPE Common Warrants, Placement Agent Warrants, RSAs, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. Shares potentially issuable under earnout arrangements were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is, in each case, based on a contingency which had not been met during the periods presented herein.

The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

	Three months ended December 31,
	2025	2024
Warrants	25,705,732	15,518,780
Shares potentially issuable under earnout arrangements	3,500,000	4,785,618
RSAs	4,517,500	—
RSUs	5,726,187	5,647,935
Stock options	2,114,617	2,689,792
Total	41,564,036	28,642,125

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(unaudited, in thousands, except share and per share amounts)

Note 18 — Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSAs, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSAs, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net loss per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net loss per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, the PIPE make-whole liability and the liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

	Year ended September 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(44,072)	$(2,059)	$(18,452)	$(1,582)
Deemed dividend from warrant price adjustment	—	—	(609)	(52)
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Denominator:
Weighted-average shares outstanding	43,435,887	2,029,216	26,175,279	2,244,314
Basic net loss per share	$(1.01)	$(1.01)	$(0.73)	$(0.73)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Change in fair value of PIPE make-whole liability	—	—	(764)	(66)
Change in fair value of liability-classified warrants	—	—	(634)	(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(2,059)	—	(1,754)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	—	—	—	63
Allocation of net loss	$(46,131)	$(2,059)	$(22,213)	$(1,691)
Denominator:
Number of shares used in basic earnings per share calculation	43,435,887	2,029,216	26,175,279	2,244,314
Shares issuable in satisfaction of PIPE make-whole liability	—	—	727,223	—
Shares issuable under liability-classified warrants	—	—	336,205	—
Conversion of Class B to Class A Common Stock	2,029,216	—	2,244,314	—
Number of shares used in per share computation	45,465,103	2,029,216	29,483,021	2,244,314
Diluted net loss per share	$(1.01)	$(1.01)	$(0.75)	$(0.75)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, PIPE Common Warrants, Placement Agent Warrants, RSAs, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. The Earnout Shares and shares issuable under the Rage Earnout were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is, in each case, based on a contingency which had not been met during the periods presented herein. The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

	Year ended September 30,
	2025	2024

Public Warrants and Private Warrants	9,000,000	9,000,000
Other common stock warrants	15,705,732	7,518,780
Earnout Shares	3,500,000	3,500,000
Shares potentially issuable under Rage Earnout	642,809	1,285,618
RSAs	4,872,500	—
RSUs	9,546,008	4,463,253
Stock options	2,452,324	2,740,846
Total	45,719,373	28,508,497